Investments in Companies Accounted for at Equity (Tables)	12 Months Ended
Dec. 31, 2024
Investments in Companies Accounted for at Equity Method [Abstract]
Schedule of Group's Investments in Companies Accounted for at Equity

The following table summarizes the Group’s investments in companies accounted for at equity:

	December 31,
	2024	2023

TSG (Joint venture)	$20,453	$18,998
Other Investments accounted for at equity	17,185	-
Other investments held by subsidiaries	1,558	1,798

	$39,196	$20,796

Schedule of Investment in TSG in the Consolidated Statements of Financial Position	The following table summarizes the balances related to the Company’s investment in TSG in the consolidated statements of financial position:
	December 31,
	2024	2023
Investments in companies accounted for via equity method
Shares	$20,453	$11,073
Capital note	-	7,925
	$20,453	$18,998
Long-term investments and receivables
Dividend preference derivative at fair value through profit or loss	$3,652	$3,000
The following table summarizes the balances related to the Company’s Other Investments accounted for at equity in the consolidated statements of financial position:
December 31,
2024
Investments in companies accounted for via equity method
Shares	$17,185

Schedule of Fair Value of TSG's Dividend Preference Derivative	The following table summarizes the changes in the fair value of TSG’s dividend preference derivative:
	December 31,
	2024	2023
Opening balance	$3,000	$3,000
Increase in fair value recognized in profit or loss	657	85
Currency exchange rate in other comprehensive income (loss)	(5)	(85)
Closing balance	$3,652	$3,000

Schedule of Changes in the Carrying Amount of the Company’s Investment in TSG	The following table summarizes the changes in the carrying amount of the Company’s investment in TSG:
January 1, 2022	$27,633

Company’s share of loss	(2,027)
Company’s share of other comprehensive income (loss)	(3,053)
Adjustments arising from translating financial statements from functional currency to presentation currency	(3,094)
December 31, 2022	$19,459

Company’s share of profit	686
Company’s share of other comprehensive income (loss)	(575)
Adjustments arising from translating financial statements from functional currency to presentation currency	(572)
December 31, 2023	$18,998

Company’s share of profit	701
Company’s share of other comprehensive income (loss)	(1,964)
Capital gain realized from issuance of shares	4,141
Capital note conversion	(1,352)
Adjustments arising from translating financial statements from functional currency to presentation currency	(71)
December 31, 2024	$20,453
The following table summarizes the changes in the carrying amount of the Company’s Other Investments accounted for at equity in the consolidated statements of financial position:
December 31, 2023	$-

Acquisition	15,323
Company’s share of profit	1,617
Adjustments arising from translating financial statements from functional currency to presentation currency	245
December 31, 2024	$17,185

Schedule of Statements of Financial Position of TSG	Summarized statements of financial position of TSG as of December 31, 2024 and 2023:
	December 31,
	2024	2023
Current assets	$64,853	$52,354
Non-current assets	79,473	70,385
Current liabilities	(40,853)	(27,394)
Non-current liabilities	(59,236)	(64,789)
Net assets	$44,237	$30,556
Accumulated cost of share-based payment	(4,293)	(1,795)
Total equity attributed to shareholders	$39,944	$28,761
	42.71%	50%
Share of equity in TSG	17,060	14,381
Excess of fair value over carrying amount	3,393	4,617
Total investment carrying amount	$20,453	$18,998
Summarized statements of financial position of other Investments accounted for at equity as of December 31, 2024:
December 31,
2024
Current assets	$84,796
Non-current assets	597
Current liabilities	(45,763)
Non-current liabilities	(186)
Net assets	$39,444
Accumulated cost of share-based payment	-
Total equity attributed to shareholders	$39,944
21.45%
Share of equity	8,461
Excess of fair value over carrying amount	8,724
Total investment carrying amount	$17,185

Schedule of Operating Results of TSG	Summarized operating results of TSG for the years ended December 31, 2024, 2023 and 2022:
	Year ended December 31,
	2024	2023	2022

Revenues	$87,102	$79,449	$69,714
Net income (loss)	3,028	2,587	(2,780)
Other comprehensive income (loss)	999	1,236	(6,107)

Total comprehensive income (loss)	$4,027	$3,823	$(8,887)

Company’s share in TSG	42.71%	50%	50%
	1,720	1,912	(4,444)
Amortization of excess cost of intangible assets net of tax	(523)	(608)	(637)
Company’s share of total comprehensive income (loss)	$1,197	$1,304	$(5,081)

Company’s share of other comprehensive income (loss)	496	618	(3,053)
Company’s share of profit (loss)	701	686	(2,027)
	$1,197	$1,304	$(5,081)
Summarized operating results of other Investments accounted for at equity for the years ended December 31, 2024:
For the period starting September, 4 2024 and ended December 31,
2024

Revenues	$87,623
Net income (loss)	10,791
Other comprehensive income (loss)	-

Total comprehensive income (loss)	$10,791

Company’s share	21.45%
2,315
Amortization of excess cost of intangible assets net of tax	(697)
Company’s share of total comprehensive income (loss)	$1,617

Company’s share of other comprehensive income (loss)	-
Company’s share of profit (loss)	1,617
$1,617